Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Fair Values of Financial Assets and Liabilities	The Company’s fair values of financial assets and liabilities were as follows:
	June 30, 2023
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	202,642	202,642	-	-	202,642
Amounts receivable	6,215	6,215	-	-	6,215
Investment in marketable securities	3,577	3,577	-	-	3,577
Convertible notes receivable	594	-	-	594	594
Long-term receivables	13,203	13,203	-	-	13,203
	226,231	225,637	-	594	226,231
Liabilities
Accounts payable and accrued liabilities	62,040	62,040	-	-	62,040
Secured notes	456,325	-	-	456,325	456,325
	518,365	62,040	-	456,325	518,365
	December 31, 2022
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	46,150	46,150	-	-	46,150
Short-term deposits	81,690	81,690	-	-	81,690
Amounts receivable	6,260	6,260	-	-	6,260
Investment in marketable securities	3,696	3,696	-	-	3,696
Convertible notes receivable	631	-	-	631	631
Long-term receivables	13,203	13,203	-	-	13,203
	151,630	150,999	-	631	151,630
Liabilities
Accounts payable and accrued liabilities	42,956	42,956	-	-	42,956
Secured notes	263,541	-	-	263,541	263,541
	306,497	42,956	-	263,541	306,497

Schedule of Consolidated Statements of Financial Position	The following tables detail the Company’s expected remaining contractual cash flow requirements for its financial liabilities on repayment or maturity periods. The amounts presented are based on the contractual undiscounted cash flows and may not agree with the carrying amounts in the Consolidated Statements of Financial Position.
($000s)	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
2022 Secured Note including interest	19,364	38,728	38,728	160,905	257,725
2023 Secured Note including interest	-	28,466	25,818	144,316	198,600
Flow-through share expenditures	9,737	-	-	-	9,737
Lease obligation	952	728	103	161	1,944
	30,053	67,922	64,649	305,382	468,006